Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net change in non-cash working capital items:
Accounts receivable	$ (12,180)	$ (13,266)
Inventories	(2,325)	(6,360)
Other assets	(8,297)	6,858
Accounts payable and accrued liabilities	10,366	(3,885)
Amortization of deferred revenue	(7,279)	0
Value added, payroll and other taxes	(2,662)	7,121
Net change in non-cash working capital items	(15,098)	(9,532)
Non-cash investing and financing activities:
Change in mineral, property, plant and equipment from change in estimates for provision for rehabilitation and closure costs	2,225	(3,803)
Additions to property, plant and equipment by leases	10,205	2,439
Non-cash changes in accounts payable in relation to capital expenditures	3,551	(581)
Transfer of PSU from equity reserves to liabilities	$ 9,389	$ 0